Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 99.5%
Aerospace & Defense – 2.9%
CAE Inc	1,101,694	$17,871,889
L3Harris Technologies Inc	180,479	30,621,872
Safran SA*	315,660	31,573,552
		80,067,313
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	241,862	16,045,125
Auto Components – 0.7%
Aptiv PLC	262,482	20,452,597
Automobiles – 0.3%
Maruti Suzuki India Ltd	111,007	8,628,925
Banks – 3.3%
BNP Paribas SA*	299,466	11,870,769
Citigroup Inc	373,160	19,068,476
HDFC Bank Ltd	1,090,008	15,538,673
JPMorgan Chase & Co	489,961	46,085,732
		92,563,650
Beverages – 3.3%
Constellation Brands Inc	299,674	52,427,966
Pernod Ricard SA	263,166	41,358,166
		93,786,132
Biotechnology – 3.6%
AbbVie Inc	319,914	31,409,156
Ascendis Pharma A/S (ADR)*	68,602	10,146,236
Global Blood Therapeutics Inc*	120,640	7,616,003
Mirati Therapeutics Inc*	92,723	10,586,185
Neurocrine Biosciences Inc*	135,000	16,470,000
Sarepta Therapeutics Inc*	73,377	11,765,268
Vertex Pharmaceuticals Inc*	46,327	13,449,191
		101,442,039
Building Products – 1.2%
Daikin Industries Ltd	211,600	34,031,317
Capital Markets – 3.0%
Blackstone Group Inc	484,278	27,439,191
Hong Kong Exchanges & Clearing Ltd	349,500	14,895,616
London Stock Exchange Group PLC	256,424	26,521,125
Morgan Stanley	327,779	15,831,726
		84,687,658
Chemicals – 2.0%
Air Products & Chemicals Inc	122,686	29,623,762
Sherwin-Williams Co	44,484	25,705,079
		55,328,841
Construction Materials – 0.2%
Vulcan Materials Co	55,689	6,451,571
Consumer Finance – 1.5%
Nexi SpA (144A)*	1,567,768	27,080,164
Synchrony Financial	682,180	15,117,109
		42,197,273
Electronic Equipment, Instruments & Components – 2.3%
Hexagon AB*	655,989	38,248,026
Keyence Corp	62,200	25,973,492
		64,221,518
Entertainment – 2.3%
Liberty Media Corp-Liberty Formula One*	690,410	21,892,901
Netflix Inc*	94,863	43,166,459
		65,059,360
Equity Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp	79,133	20,459,046
Crown Castle International Corp	115,355	19,304,659
Equinix Inc	23,281	16,350,246
		56,113,951
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	364,873	33,360,338
Boston Scientific Corp*	730,393	25,644,098
Dentsply Sirona Inc	214,361	9,444,746
		68,449,182
Health Care Providers & Services – 1.4%
Centene Corp*	257,190	16,344,424

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Humana Inc	57,733	$22,385,971
		38,730,395
Hotels, Restaurants & Leisure – 2.5%
GVC Holdings PLC	2,548,000	23,342,039
McDonald's Corp	144,415	26,640,235
Sands China Ltd	5,338,000	20,889,328
		70,871,602
Independent Power and Renewable Electricity Producers – 2.2%
NRG Energy Inc	1,051,728	34,244,264
Vistra Energy Corp	1,390,198	25,885,487
		60,129,751
Industrial Conglomerates – 0.9%
Honeywell International Inc	181,576	26,254,074
Information Technology Services – 4.6%
Fidelity National Information Services Inc	226,551	30,378,224
Mastercard Inc	159,431	47,143,747
Visa Inc	260,234	50,269,402
		127,791,373
Insurance – 4.8%
AIA Group Ltd	3,777,500	35,158,358
Aon PLC	142,507	27,446,848
Beazley PLC	1,423,320	7,222,561
Intact Financial Corp	208,204	19,818,800
Progressive Corp	419,678	33,620,405
Prudential PLC	831,546	12,520,743
		135,787,715
Interactive Media & Services – 5.2%
Alphabet Inc - Class C*	48,612	68,718,409
Facebook Inc*	220,651	50,103,223
Tencent Holdings Ltd	436,500	28,038,780
		146,860,412
Internet & Direct Marketing Retail – 4.8%
Alibaba Group Holding Ltd (ADR)*	110,642	23,865,479
Amazon.com Inc*	40,592	111,986,021
		135,851,500
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	67,695	24,528,606
Machinery – 1.1%
Parker-Hannifin Corp	164,628	30,171,374
Metals & Mining – 1.4%
Rio Tinto PLC	457,392	25,733,188
Teck Resources Ltd	1,223,958	12,822,074
		38,555,262
Multi-Utilities – 1.9%
National Grid PLC	1,483,890	18,167,565
RWE AG	977,756	34,202,819
		52,370,384
Oil, Gas & Consumable Fuels – 2.6%
Canadian Natural Resources Ltd	343,759	5,963,993
Cheniere Energy Inc*	239,821	11,588,151
Enterprise Products Partners LP	496,296	9,017,698
Marathon Petroleum Corp	392,519	14,672,360
Suncor Energy Inc	871,163	14,690,527
TOTAL SA#	452,958	17,251,552
		73,184,281
Personal Products – 1.8%
Unilever NV	974,254	51,665,605
Pharmaceuticals – 5.8%
AstraZeneca PLC	269,686	28,109,237
Bristol-Myers Squibb Co	325,825	19,158,510
Catalent Inc*	334,962	24,552,715
Elanco Animal Health Inc*	684,808	14,689,132
Merck & Co Inc	469,986	36,344,017
Novartis AG	353,906	30,759,243
Takeda Pharmaceutical Co Ltd	287,944	10,278,339
		163,891,193
Road & Rail – 1.7%
CSX Corp	401,676	28,012,884
Uber Technologies Inc*	624,216	19,400,633
		47,413,517
Semiconductor & Semiconductor Equipment – 5.7%
ASML Holding NV	164,510	60,300,771
Microchip Technology Inc	245,819	25,887,199

Shares or Principal Amounts		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co Ltd	3,306,000	$34,995,494
Texas Instruments Inc	315,024	39,998,597
		161,182,061
Software – 9.7%
Adobe Inc*	151,161	65,801,895
Autodesk Inc*	120,551	28,834,594
Constellation Software Inc/Canada	20,706	23,382,953
Microsoft Corp	469,535	95,555,068
salesforce.com Inc*	191,817	35,933,079
SS&C Technologies Holdings Inc	392,482	22,167,383
		271,674,972
Technology Hardware, Storage & Peripherals – 2.7%
Apple Inc	210,440	76,768,512
Textiles, Apparel & Luxury Goods – 1.8%
adidas AG*	95,302	24,930,802
NIKE Inc	270,235	26,496,542
		51,427,344
Tobacco – 1.8%
British American Tobacco PLC	1,332,071	51,171,661
Trading Companies & Distributors – 1.5%
Ferguson PLC	494,623	40,455,948
Wireless Telecommunication Services – 1.1%
T-Mobile US Inc*	290,985	30,306,088
Total Common Stocks (cost $2,094,775,952)		2,796,570,082
Rights – 0%
Wireless Telecommunication Services – 0%
T-Mobile US Inc* (cost $0)	326,403	54,836
Investment Companies – 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $9,802,000)	9,801,020	9,802,000
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº,£	10,575,360	10,575,360
Time Deposits – 0.1%
Royal Bank of Canada, 0.0900%, 7/1/20	$2,643,840	2,643,840
Total Investments Purchased with Cash Collateral from Securities Lending (cost $13,219,200)		13,219,200
Total Investments (total cost $2,117,797,152) – 100.3%		2,819,646,118
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(7,826,201)
Net Assets – 100%		$2,811,819,917

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,884,581,132	66.8%
United Kingdom	192,788,119	6.8
Netherlands	111,966,376	4.0
France	102,054,039	3.6
Canada	94,550,236	3.3
Hong Kong	70,943,302	2.5
Japan	70,283,148	2.5
Germany	59,133,621	2.1
China	51,904,259	1.8
Sweden	38,248,026	1.4
Taiwan	34,995,494	1.2
Switzerland	30,759,243	1.1
Italy	27,080,164	1.0
India	24,167,598	0.9
Ireland	16,045,125	0.6
Denmark	10,146,236	0.4

Total	$2,819,646,118	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/20
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	$86,788	$4,024	$-	$9,802,000
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	17,250∆	-	-	10,575,360
Total Affiliated Investments - 0.7%	$104,038	$4,024	$-	$20,377,360

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	21,909,841	189,837,638	(201,949,503)	9,802,000
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	-	21,429,420	(10,854,060)	10,575,360

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2020 is $27,080,164, which represents 1.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

#	Loaned security; a portion of the security is on loan at June 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant

	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$48,493,761	$31,573,552	$-
Automobiles	-	8,628,925	-
Banks	65,154,208	27,409,442	-
Beverages	52,427,966	41,358,166	-
Building Products	-	34,031,317	-
Capital Markets	43,270,917	41,416,741	-
Consumer Finance	15,117,109	27,080,164	-
Electronic Equipment, Instruments & Components	-	64,221,518	-
Hotels, Restaurants & Leisure	26,640,235	44,231,367	-
Insurance	80,886,053	54,901,662	-
Interactive Media & Services	118,821,632	28,038,780	-
Metals & Mining	12,822,074	25,733,188	-
Multi-Utilities	-	52,370,384	-
Oil, Gas & Consumable Fuels	55,932,729	17,251,552	-
Personal Products	-	51,665,605	-
Pharmaceuticals	94,744,374	69,146,819	-
Semiconductor & Semiconductor Equipment	65,885,796	95,296,265	-
Textiles, Apparel & Luxury Goods	26,496,542	24,930,802	-
Tobacco	-	51,171,661	-
Trading Companies & Distributors	-	40,455,948	-
All Other	1,258,962,828	-	-
Rights	54,836	-	-
Investment Companies	-	9,802,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	13,219,200	-
Total Assets	$1,965,711,060	$853,935,058	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.